SHARE-BASED COMPENSATION - Disclosure of share-based compensation expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based compensation payments	$ 14,157	$ 18,658	$ 8,352
Capitalized to developed and producing assets	(4,113)	(4,619)	(1,197)
Share-based compensation expense	$ 10,044	$ 14,039	$ 7,155